Accrued Liabilities - Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables And Accruals [Abstract]
Accrued R&D agreements and study expenses	$ 1,401	$ 7,898
Accrued transaction-related expenses	248
Other accrued liabilities	325	254
Total accrued liabilities	$ 1,974	$ 8,152